UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported): February 10, 2016

FORT Asset Funding 2011-1 LLC
(Exact name of securitizer as specified in its charter)

025-00675 (Commission File Number of securitizer)	0001542340 (Central Index Key Number of securitizer)

. James K. Noble III (212) 798-6100 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), FORT Asset Funding 2011-1 LLC is providing notice of termination of its duty to file reports under Rule 15Ga-1.  The last payment  made on any asset backed securities issued by FORT Asset Funding 2011-1 LLC was on May 25, 2013.  Thereafter, reports under Rule 15Ga-1 for 2013 and subsequent periods (if applicable) have been and shall continue to be filed by the following affiliated securitizer: FORT Asset Funding 2013-1 LLC (Central Index Key Number  0001599742) .

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORT Asset Funding 2011-1 LLC (Securitizer)

By:	/s/ Constantine M. Dakolias
Name: Constantine M. Dakolias
Title: President

Date: February 10, 2016